Revenues (Tables)	12 Months Ended
Dec. 31, 2024
Revenues [Abstract]
Schedule of Disaggregates the Company’s Revenues

The following table disaggregates the Company’s revenues based on the nature and characteristics of its contracts, for the years ended December 31, 2024, 2023 and 2022:

	Year ended December 31,
	2024	2023	2022

Sales of products	$4,888,968	$3,985,773	$2,085,018
NRE&POC Contracts and related services	1,189,985	45,330	419,878

	$6,078,953	$4,031,103	$2,504,896

Schedule of Unsatisfied Performance Obligation
	December 31,
	2024	2023
Contract balances:

Unbilled receivables	$-	$182,735